Restatement of Previously Issued Financial Statements - Impact of the Restatement on the Balance Sheet (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 28, 2020	Feb. 10, 2020
Assets:
Total Assets		$ 415,223,822	$ 415,400,119
Liabilities and Shareholders’ Equity:
Total current liabilities		394,489	143,016
Deferred underwriting commissions		14,490,000	14,490,000
Derivative warrant liabilities	$ 53,801,110	31,663,240	53,801,110			$ 25,275,880
Total liabilities		46,547,729	68,434,126
Class A ordinary shares, $0.0001 par value; 36,367,609 and 34,196,599 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively		363,676,090	341,965,990
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0	0
Additional paid-in capital		12,918,005	34,627,888
Accumulated deficit		(7,919,540)	(29,629,640)
Total shareholders' equity		5,000,003	5,000,003			$ 0
Total liabilities and shareholders' equity		415,223,822	415,400,119
Previously Reported
Assets:
Total Assets			415,400,119	$ 415,422,378
Liabilities and Shareholders’ Equity:
Total current liabilities			143,016	115,692
Deferred legal fees			0
Deferred underwriting commissions			14,490,000	14,490,000
Derivative warrant liabilities			0	0
Total liabilities			14,633,016	14,605,692
Class A ordinary shares, $0.0001 par value; 36,367,609 and 34,196,599 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively			395,767,100	395,816,680
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0	0
Additional paid-in capital			5,139,066	5,089,486
Accumulated deficit			(140,280)	(90,697)
Total shareholders' equity			5,000,003	5,000,006
Total liabilities and shareholders' equity			415,400,119	415,422,378
Revision of Prior Period, Adjustment
Assets:
Total Assets			0	0
Liabilities and Shareholders’ Equity:
Total current liabilities			0	0
Deferred legal fees			0
Deferred underwriting commissions			0	0
Derivative warrant liabilities			53,801,110	46,451,340	$ 25,300,000
Total liabilities			53,801,110	46,451,340
Class A ordinary shares, $0.0001 par value; 36,367,609 and 34,196,599 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively			(53,801,110)	(46,451,340)
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0	0
Additional paid-in capital			29,488,822	22,139,097
Accumulated deficit			(29,489,360)	(22,139,590)
Total shareholders' equity			0	0
Total liabilities and shareholders' equity			0	0
As Restated
Assets:
Total Assets			415,400,119	415,422,378
Liabilities and Shareholders’ Equity:
Total current liabilities			143,016	115,692
Deferred legal fees			0
Deferred underwriting commissions			14,490,000	14,490,000
Derivative warrant liabilities			53,801,110	46,451,340
Total liabilities			68,434,126	61,057,032
Class A ordinary shares, $0.0001 par value; 36,367,609 and 34,196,599 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively			341,965,990	349,365,340
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding			0	0
Additional paid-in capital			34,627,888	27,228,583
Accumulated deficit			(29,629,640)	(22,230,287)
Total shareholders' equity			5,000,003	5,000,006
Total liabilities and shareholders' equity			415,400,119	415,422,378
Common Class A
Shareholders' Equity:
Common Stock, Value, Issued		503	720
Common Class A | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued			182	182
Common Class A | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued			538	503
Common Class A | As Restated
Shareholders' Equity:
Common Stock, Value, Issued			720	685
Common Class B
Shareholders' Equity:
Common Stock, Value, Issued		$ 1,035	1,035
Common Class B | Previously Reported
Shareholders' Equity:
Common Stock, Value, Issued			1,035	1,035
Common Class B | Revision of Prior Period, Adjustment
Shareholders' Equity:
Common Stock, Value, Issued			0	0
Common Class B | As Restated
Shareholders' Equity:
Common Stock, Value, Issued			$ 1,035	$ 1,035